Other Income	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
Other income

19. Other income

	2026	2025	2024
	US$	US$	US$

Interest income from financial institutions	63,923	24,000	33,959
Unrealized gain on change in fair value of financial asset at FVTPL	—	—	733,915
Commission fee income	—	512,723	—
Gain on investment	44,499	286,600	188,551
Consultancy fee income	100,000	—	—
Gain on early termination of lease (note (a))	15,936	—	—
Reversal of impairment	—	—	44,908
Sundries	13,167	58,915	39,729
Total other income	237,525	882,238	1,041,062